UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5497

Western Asset Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JULY 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited)

July 31, 2007

Face Amount	Security	Value
MUNICIPAL BONDS — 97.7%
Alaska — 1.7%
$1,055,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	$1,146,595
1,650,000	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/30	1,736,345
	Total Alaska	2,882,940
Arizona — 2.7%
1,500,000	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.625% due 12/1/29	1,639,380
1,760,000	Phoenix, AZ, IDA, MFH Revenue, Ventana Palms Apartments Project, Series B, 8.000% due 10/1/34	1,945,064
1,000,000	Yuma & La Paz Counties, Arizona Community College District, Arizona Western College, FSA-Insured, 5.000% due 7/1/24	1,041,720
	Total Arizona	4,626,164
Arkansas — 1.0%
	Arkansas State Development Financing Authority:
1,000,000	Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (b)	1,083,320
600,000	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.750% due 8/1/25 (a)	670,242
	Total Arkansas	1,753,562
California — 11.1%
1,500,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	1,542,465
2,000,000	California Health Facilities Financing Authority Revenue, Refunding, Cedars-Sinai Medical Center, 5.000% due 11/15/27	2,028,300
5,000,000	California State Department of Water Resources & Power Supply Revenue, Series A, MBIA-IBC-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/21 (b)	5,391,750
2,500,000	California State, GO, Various Purpose, 5.000% due 9/1/35	2,561,875
1,500,000	California Statewide CDA Revenue, East Valley Tourist Project, Series A, 9.250% due 10/1/20	1,620,630
	Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue:
2,000,000	Asset Backed, Series A-4, Call 6/1/13 @ 100, 7.800% due 6/1/42 (b)	2,401,800
1,000,000	Enhanced Asset Backed, Series B, Call 6/1/13 @ 100, 5.625% due 6/1/38 (b)	1,088,550
600,000	Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/29	605,670
1,865,000	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	1,938,071
	Total California	19,179,111
Colorado — 3.2%
500,000	Beacon Point Metropolitan District, GO, Series A, 6.250% due 12/1/35	524,060
	Colorado Educational & Cultural Facilities Authority Revenue:
	Charter School:
1,230,000	Bromley School Project, Refunding, XLCA-Insured, 5.125% due 9/15/25	1,298,855
805,000	Peak to Peak Project, Call 8/15/11 @ 100, 7.500% due 8/15/21 (b)	892,149
785,000	Elbert County Charter, 7.375% due 3/1/35	834,589
810,000	Unrefunded, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	876,768
500,000	High Plains, CO, Metropolitan District, GO, Series A, 6.250% due 12/1/35	527,470
500,000	Southlands, CO, Metropolitan District No. 1, GO, Call 12/1/14 @ 100, 7.125% due 12/1/34 (b)	541,270
	Total Colorado	5,495,161

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
District of Columbia — 1.2%
$1,895,000	District of Columbia COP, District Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/20	$2,025,547
Florida — 10.0%
955,000	Beacon Lakes, FL, Community Development District, Special Assessment, Series A, 6.900% due 5/1/35	1,028,248
1,500,000	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	1,621,515
2,000,000	Capital Projects Finance Authority, FL, Continuing Care Retirement Glenridge on Palmer Ranch, Series A, Call 6/1/12 @ 102, 8.000% due 6/1/32 (b)	2,351,460
2,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (b)	2,281,000
950,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	996,417
1,000,000	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series D, Call 11/15/12 @ 100, 6.000% due 11/15/25 (b)	1,095,830
2,000,000	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, Series A, 7.875% due 12/15/25 (a)	2,006,460
1,000,000	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	1,114,910
400,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (c)	464,396
2,000,000	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	2,224,760
1,000,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,008,280
1,000,000	University of Central Florida, COP, Series A, FGIC-Insured, 5.000% due 10/1/25	1,035,850
	Total Florida	17,229,126
Georgia — 4.0%
	Atlanta, GA, Airport Revenue:
1,000,000	Series B, FGIC-Insured, 5.625% due 1/1/30 (a)	1,035,070
1,000,000	Series G, FSA-Insured, 5.000% due 1/1/26	1,034,360
2,500,000	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24	2,735,675
1,000,000	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,070,230
1,005,000	Walton County, GA, IDA Revenue, Walton Manufacturing Co. Project, 8.500% due 9/1/07	1,005,824
	Total Georgia	6,881,159
Illinois — 1.8%
2,000,000	Chicago, IL, GO, Neighborhoods Alive 21 Program, FGIC-Insured, Call 1/1/11 @ 100, 5.500% due 1/1/31 (b)	2,105,780
1,000,000	Illinois Finance Authority Revenue, Refunding, Chicago Charter School Project, 5.000% due 12/1/26	992,590
	Total Illinois	3,098,370
Indiana — 0.5%
	County of St Joseph, IN, EDR, Holy Cross Village Notre Dame Project, Series A:
285,000	6.000% due 5/15/26	298,606
550,000	6.000% due 5/15/38	571,582
	Total Indiana	870,188

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
Kansas — 0.7%
$1,150,000	Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health, 5.000% due 10/1/22	$1,183,316
Louisiana — 0.6%
1,000,000	Epps, LA, COP, 8.000% due 6/1/18	1,029,630
Maryland — 1.5%
1,500,000	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, Series A, Call 12/1/09 @ 101, 7.730% due 12/1/27 (b)	1,643,775
1,000,000	Maryland State Health & Higher EFA Revenue, Refunding, Edenwald, Series A, 5.400% due 1/1/31	1,025,540
	Total Maryland	2,669,315
Massachusetts — 3.2%
915,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (a)	918,550
1,000,000	Massachusetts State DFA Revenue, Briarwood, Series B, Call 12/1/10 @ 101, 8.250% due 12/1/30 (b)	1,143,570
1,000,000	Massachusetts State HEFA Revenue, Caritas Christi Obligation, Series B, 6.750% due 7/1/16	1,104,280
1,830,000	Massachusetts State IFA Revenue, Assisted Living Facilities, Marina Bay LLC Project, Call 12/1/07 @ 103, 7.500% due 12/1/27 (a)(b)	1,904,572
355,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (c)	461,220
	Total Massachusetts	5,532,192
Michigan — 6.9%
2,130,000	Allen Academy, COP, 7.500% due 6/1/23	2,158,542
	Cesar Chavez Academy, COP:
1,000,000	6.500% due 2/1/33	1,045,580
1,000,000	8.000% due 2/1/33	1,119,870
1,000,000	Gaudior Academy, COP, 7.250% due 4/1/34	999,990
1,750,000	Kalamazoo Advantage Academy, COP, 8.000% due 12/1/33	1,891,417
3,000,000	Michigan State Hospital Finance Authority, Refunding Hospital, Sparrow Obligated, 5.000% due 11/15/31	2,999,760
1,000,000	Star International Academy, COP, 7.000% due 3/1/33	1,018,710
700,000	William C. Abney Academy, COP, 6.750% due 7/1/19	701,603
	Total Michigan	11,935,472
Mississippi — 0.9%
1,480,000	Jackson, MS, Public School District, FSA-Insured, 5.000% due 10/1/20	1,548,894
Missouri — 0.8%
1,300,000	Missouri State HEFA Revenue, Refunding, St Lukes Episcopal, 5.000% due 12/1/21	1,320,254
Montana — 1.4%
2,450,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	2,469,085
New Hampshire — 0.9%
1,600,000	New Hampshire HEFA Revenue, Covenant Health System, 5.500% due 7/1/34	1,658,480
New Jersey — 9.5%
1,500,000	Casino Reinvestment Development Authority Revenue, Series A, MBIA-Insured, 5.250% due 6/1/20	1,602,000
1,000,000	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., Series A, Call 11/15/10 @ 101, 8.250% due 11/15/30 (b)	1,141,890
5,000,000	New Jersey EDA Revenue, Refunding, Series B, 6.875% due 1/1/37 (a)	5,312,450

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
New Jersey — 9.5% (continued)
	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group:
$3,000,000	Call 7/1/10 @ 101, 7.500% due 7/1/30 (b)	$3,326,400
3,000,000	Series A, 5.250% due 7/1/30	2,985,210
1,750,000	Tobacco Settlement Financing Corp., Call 6/1/13 @ 100, 6.750% due 6/1/39 (b)	2,006,655
	Total New Jersey	16,374,605
New Mexico — 1.3%
160,000	Albuquerque, NM, Hospital Revenue, Southwest Community Health Services, Call 8/1/08 @ 100, 10.000% due 8/1/12 (b)	167,832
1,000,000	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	1,082,670
1,000,000	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,039,310
	Total New Mexico	2,289,812
New York — 9.8%
700,000	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., Series A, Call 11/15/10 @ 101, 8.250% due 11/15/30 (b)	800,961
2,000,000	Metropolitan Transportation Authority of New York, Series A, AMBAC-Insured, 5.000% due 7/1/30	2,057,740
1,000,000	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, Call 11/15/10 @ 102, 8.550% due 11/15/32 (b)	1,163,920
	New York City, NY, IDA, Civic Facilities Revenue:
1,290,000	Community Residence for the Developmentally Disabled Project, 7.500% due 8/1/26	1,317,142
860,000	Special Needs Facilities Pooled Program, Series A-1, Call 7/1/10 @ 102, 8.125% due 7/1/19 (b)	955,598
1,000,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, MBIA-Insured, 5.000% due 6/15/27	1,043,540
	New York State Dormitory Authority Revenue:
2,090,000	Cornell University, Series A, 5.000% due 7/1/21	2,206,789
1,500,000	Mental Health Services Facilities Improvement, Series B, AMBAC-Insured, 5.000% due 2/15/35	1,548,420
1,450,000	Montefiore Hospital, FGIC/FHA-Insured, 5.000% due 8/1/29	1,502,214
2,500,000	New York University Hospitals Center, Series A, 5.000% due 7/1/26	2,457,875
	Suffolk County, NY, IDA:
910,000	Civic Facilities Revenue, Eastern Long Island Hospital Association, Series A, Call 1/1/12 @ 101, 7.750% due 1/1/22 (b)	978,223
1,000,000	Continuing Care Retirement Revenue, Refunding, Jeffersons Ferry Project, 5.000% due 11/1/28	1,004,330
	Total New York	17,036,752
North Carolina — 0.6%
935,000	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29	972,101
Ohio — 3.5%
1,500,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	1,626,465
1,500,000	Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center, 5.250% due 5/15/21	1,557,600
1,500,000	Ohio State, Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	1,524,015
1,260,000	Riversouth Authority, OH, Revenue, Riversouth Area Redevelopment, Series A, 5.000% due 12/1/25	1,311,269
	Total Ohio	6,019,349

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
Oregon — 0.6%
$1,000,000	Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.000% due 8/15/36	$993,910
Pennsylvania — 4.4%
1,000,000	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, Series A, Call 1/1/13 @ 101, 7.250% due 1/1/35 (b)	1,161,570
1,000,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	1,060,230
1,000,000	Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, 5.000% due 1/1/27	995,040
2,640,000	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.625% due 7/1/19 (d)	92,400
965,000	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, Series A, 7.500% due 2/15/29	1,022,321
1,000,000	Philadelphia, PA, Authority for IDR, Host Marriot LP Project, Remarketed 10/31/95, 7.750% due 12/1/17 (a)	1,003,850
2,000,000	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, Series B, Call 11/15/10 @ 101, 8.125% due 11/15/30 (b)	2,269,520
	Total Pennsylvania	7,604,931
Puerto Rico — 1.2%
2,000,000	Puerto Rico Sales Tax Financing, Corp. Sales Tax Revenue, Series A, 5.250% due 8/1/57	2,090,180
South Carolina — 0.1%
210,000	McCormick County, SC, COP, 9.750% due 7/1/09	212,575
Tennessee — 2.0%
1,000,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,017,410
2,500,000	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, Series A, 5.750% due 9/1/37	2,529,825
	Total Tennessee	3,547,235
Texas — 8.5%
550,000	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, Series A, Call 6/1/09 @ 102, 6.875% due 6/1/29 (b)	588,506
1,000,000	Garza County Public Facility Corp., 5.500% due 10/1/18	1,063,980
2,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(e)	2,211,300
2,750,000	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, Series C, 6.125% due 7/15/27 (a)	2,759,652
1,000,000	Laredo, TX, ISD Public Facility Corp. Lease Revenue, Series A, AMBAC-Insured, 5.000% due 8/1/29	1,021,390
1,000,000	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 6.200% due 11/15/29	1,058,270
1,000,000	North Texas Tollway Authority, Dallas North Tollway Systems Revenue, Series A, FSA-Insured, 5.000% due 1/1/35	1,029,270
1,000,000	Port Corpus Christi, TX, Industrial Development Corp., CITGO Petroleum Corp. Project, 8.250%, 11/1/31 (a)	1,020,160
1,865,000	West Texas Detention Facility Corp. Revenue, 8.000% due 2/1/25	1,910,189
	Willacy County, TX, PFC Project Revenue:
1,000,000	County Jail, 7.500% due 11/1/25	1,059,130
1,000,000	Series A-1, 8.250% due 12/1/23	1,034,990
	Total Texas	14,756,837

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2007

Face Amount	Security	Value
Virginia — 1.5%
$415,000	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, Series C, 8.125% due 4/1/30	$432,239
1,000,000	Broad Street CDA Revenue, 7.500% due 6/1/33	1,118,360
1,000,000	Fairfax County, VA, EDA Revenue, Retirement Community, Greenspring Village, Inc., Series A, Call 10/1/09 @ 102, 7.500% due 10/1/29 (b)	1,094,430
	Total Virginia	2,645,029
Wisconsin — 0.6%
1,000,000	Wisconsin State HEFA Revenue, Aurora Health Care, 6.400% due 4/15/33	1,084,060
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $163,427,090)	169,015,342
SHORT-TERM INVESTMENTS — 1.0%
Colorado — 0.7%
1,000,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series A-8, LOC-Bank of America, 3.700%, 8/1/07 (f)	1,000,000
200,000	Colorado Springs, CO, Revenue, Colorado College Project, SPA- JPMorgan Chase, 3.770%, 8/1/07 (f)	200,000
	Total Colorado	1,200,000
Oregon — 0.1%
200,000	Oregon State, GO, Veterans Welfare, Series 86, SPA-Dexia Credit Local, 3.700%, 8/1/07 (f)	200,000
Pennsylvania — 0.2%
300,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, Series C, SPA-Wachovia Bank, 3.680%, 8/1/07 (f)	300,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,700,000)	1,700,000
	TOTAL INVESTMENTS — 98.7% (Cost — $165,127,090#)	170,715,342
	Other Assets in Excess of Liabilities — 1.3%	2,260,455
	TOTAL NET ASSETS — 100.0%	$172,975,797

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Security is currently in default.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance
GO - General Obligation
HEFA - Health & Educational Facilities Authority

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2007

IBC - Insured Bond Certificates
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
IFA - Industrial Finance Agency
ISD - Independent School District
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
PFC - Public Facilities Corporation
SPA - Standby Bond Purchase Agreement
XLCA - XL Capital Assurance Inc.

Summary of Investments by Industry (unaudited)*

Pre-Refunded	23.2%
Hospitals	19.0
Education	13.4
Transportation	8.3
Industrial Development	4.5
Public Facilities	3.6
General Obligation	3.1
Life Care Systems	2.7
Cogeneration Facilities	2.6
Pollution Control	2.6
Housing: Multi-Family	2.4
Tax Allocation	2.2
Water & Sewer	0.6
Utilities	0.6
Escrowed to Maturity	0.6
Miscellaneous	10.6
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of July 31, 2007 and subject to change.

Ratings Table (unaudited)**

S&P/Moody’s/Fitch
AAA/Aaa	24.6%
AA/Aa	2.7
A	11.5
BBB/Baa	14.6
BB/Ba	4.1
B/B	2.2
A-1/VMIG1	0.4
P-1	0.6
NR	39.3
100.0%

** As a percentage of total investments. S&P primary rating; Moody’s secondary, then Fitch.

See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,592,593
Gross unrealized depreciation	(3,004,341)
Net unrealized appreciation	$5,588,252

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 26, 2007